Shareholders' Equity - Schedule of Department Allocation of Share-Based Compensation Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Department Allocation of Share-Based Compensation Charges [Line Items]
Share-based compensation	$ 6,097	$ 6,117	$ 5,174
Cost of revenues [Member]
Schedule of Department Allocation of Share-Based Compensation Charges [Line Items]
Share-based compensation	381	440	391
Research and development, net [Member]
Schedule of Department Allocation of Share-Based Compensation Charges [Line Items]
Share-based compensation	2,047	2,690	2,503
Sales and marketing [Member]
Schedule of Department Allocation of Share-Based Compensation Charges [Line Items]
Share-based compensation	2,024	1,819	1,386
General and administrative [Member]
Schedule of Department Allocation of Share-Based Compensation Charges [Line Items]
Share-based compensation	$ 1,645	$ 1,168	$ 894